LEASES - Lease liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
LEASES
Book value at the beginning of the period/year	$ 13,889,223	$ 11,751,284
Additions of the period/year	1,072,418	3,154,950
Additions from business combination		3,245,000
Interest expenses, exchange differences and inflation effects	(238,851)	(406,494)
Payment of the period/year	(1,170,039)	(3,855,517)
Total	13,552,751	13,889,223
Lease Liabilities
Non-current	9,225,862	10,030,524
Current	4,326,889	3,858,699
Total	$ 13,552,751	$ 13,889,223